WARRANTS (Details 1) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2013	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]
Weighted Average Exercise Price	$ 0.33	$ 0.33
Weighted Average Fair Value		$ 0.46